UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Defender Risk Adaptive 500 ETF
SPDF (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Defender Risk Adaptive 500 ETF for the period of April 14, 2026, to June 30, 2026. You can find additional information about the Fund at   https://tamariskcapital.com/SPDF. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defender Risk Adaptive 500 ETF	$14	0.63%
*	Amount shown reflects the expenses of the Fund from April 14, 2026 through June 30, 2026. Expenses would be higher if the Fund had been in operation for the full year.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$19,304,470
Number of Holdings	1
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Security Type	(%)
Exchange Traded Funds	99.6%
Cash & Other	0.4%

Top 10 Issuers	(%)
State Street SPDR Portfolio S&P 500 ETF	99.6%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tamariskcapital.com/SPDF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Defender Risk Adaptive 500 ETF	PAGE 1	TSR-SAR-00777X421

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.”
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Defender Risk Adaptive 500 ETF
Semi-Annual Financial Statements
June 30, 2026 (Unaudited)

Defender Risk Adaptive 500 ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
State Street SPDR Portfolio S&P 500 ETF(a)	218,694	$19,218,829
TOTAL EXCHANGE TRADED FUNDS (Cost $19,017,152)		19,218,829
TOTAL INVESTMENTS - 99.6% (Cost $19,017,152)		$19,218,829
Money Market Deposit Account - 0.5%(b)		95,078
Liabilities in Excess of Other Assets - (0.0)%(c)		(9,437)
TOTAL NET ASSETS - 100.0%		$19,304,470

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Defender Risk Adaptive 500 ETF
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$19,218,829
Cash - interest bearing deposit account	95,078
Interest receivable	140
Total assets	19,314,047
LIABILITIES:
Payable to Adviser	9,577
Total liabilities	9,577
NET ASSETS	$ 19,304,470
Net Assets Consist of:
Paid-in capital	$19,042,067
Total distributable earnings	262,403
Total net assets	$ 19,304,470
Net assets	$19,304,470
Shares issued and outstanding (unlimited shares authorized without par value)	705,000
Net asset value per share	$27.38
Cost:
Investments, at cost	$19,017,152

The accompanying notes are an integral part of these financial statements.

2

Defender Risk Adaptive 500 ETF
Statement of Operations
For the Period Ended June 30, 2026(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$48,608
Interest income	187
Total investment income	48,795
EXPENSES:
Investment advisory fee	14,101
Total expenses	14,101
NET INVESTMENT INCOME	34,694
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	1,481
In-kind redemptions	24,551
Net realized gain	26,032
Net change in unrealized appreciation (depreciation) on:
Investments	201,677
Net change in unrealized appreciation (depreciation)	201,677
Net realized and unrealized gain (loss)	227,709
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 262,403

(a)	Inception date of the Fund was April 14, 2026.
The accompanying notes are an integral part of these financial statements.

3

Defender Risk Adaptive 500 ETF
Statements of Changes in Net Assets

Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income	$34,694
Net realized gain	26,032
Net change in unrealized appreciation (depreciation)	201,677
Net increase in net assets from operations	262,403
CAPITAL TRANSACTIONS:
Shares sold	20,605,037
Shares redeemed	(1,562,970)
Net increase in net assets from capital transactions	19,042,067
NET INCREASE IN NET ASSETS	19,304,470
NET ASSETS:
Beginning of the period	—
End of the period	$ 19,304,470
SHARES TRANSACTIONS
Shares sold	765,000
Shares redeemed	(60,000)
Total increase in shares outstanding	705,000

(a)	Inception date of the Fund was April 14, 2026.
The accompanying notes are an integral part of these financial statements.

4

Defender Risk Adaptive 500 ETF
Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	2.29
Total from investment operations	2.38
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$27.38
TOTAL RETURN(d)	7.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,304
Ratio of expenses to average net assets(e)(f)	0.63%
Ratio of net investment income (loss) to average net assets(e)(f)	1.56%
Portfolio turnover rate(d)(g)	1%

(a)	Inception date of the Fund was April 14, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

Defender Risk Adaptive 500 ETF
Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1 – Organization
Defender Risk Adaptive 500 ETF (the “Fund”) is a non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund, and Tamarisk Capital Management (“Tamarisk” or the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was April 14, 2026. The investment objective of the Fund seeks capital appreciation.
Shares of the Fund are listed and traded on the CBOE Global Markets, Inc. (“CBOE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund's custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

6

Defender Risk Adaptive 500 ETF
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2026:

Description	Level 1	Level 2	Level 3	Total
Assets
Long-Term Investments
Exchange Traded Funds	$19,218,829	$ —	$ —	$19,218,829
Total Investments	$19,218,829	$—	$—	$19,218,829

See the Schedule of Investments for further detail of investment classifications.
(B)
Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(C)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(E)
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer of the Sub-Advisor, who serve(s) as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

7

Defender Risk Adaptive 500 ETF
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended June 30, 2026, were as follows:

Purchases	$100,347
Sales	$ 101,005

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended June 30, 2026, were as follows:

Purchases In-Kind	$20,549,974
Sales In-Kind	$1,558,197

Note 5 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 6 – Principal Risks
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”
Note 7 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to June 30, 2026, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

8

Defender Risk Adaptive 500 ETF
Additional Information
June 30, 2026 (Unaudited)
Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement
At a meeting held on December 3-4, 2025 (the “Meetings”), the Board of Trustees (the “Board”) of Advisor Managed Portfolios (the “Trust”), which was comprised entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved (collectively, the “Agreements”):
•	the Advisory Agreement between Sound Capital Solutions LLC (the “Advisor”) and the Trust, on behalf of Defender Risk Adaptive 500 ETF (the “Fund”); and
•	the Sub-Advisory Agreements between the Advisor and Tamarisk Capital Management LLC (“Tamarisk”) and Penserra Capital Management (“Penserra”) (together, the “Sub-Advisors”) with respect to the Fund.
Ahead of the meeting, the Board received and reviewed extensive information regarding the Fund and the Advisor and Sub-Advisors, including the services to be provided by each to the Fund under the Agreements. The Board also considered information regarding the portfolio managers and the resources of the Advisor and Sub-Advisors. The Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives from the Advisor or Sub-Advisors present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Agreements.
In considering the Agreements, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services to be provided by the Advisor and each Sub-Advisor, the Trustees considered the Advisor’s and each Sub-Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. The Board also considered the Advisor’s and each Sub-Advisor’s resources and compliance structure, including information regarding their respective compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan, as well as each one’s experience providing similar services to other clients. The Board concluded that the Advisor and Sub-Advisors each had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the respective Advisory Agreement or Sub-Advisory Agreement, respectively, and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

•	The Board noted that the Fund had not commenced operations, therefore, there was no performance to consider.
•
The Trustees reviewed the anticipated cost of the Advisor’s and each Sub-Advisor’s services, and the proposed structure and level of the Fund’s advisory fee as a unitary fee, including a comparison to fees charged by a peer group of funds. The Board considered that the Advisor would be responsible for paying each Sub-Advisor out of the unitary fee and that the sub-advisory fees reflected an arm’s-length negotiation between the Advisor and each Sub-Advisor based on the nature of services to be provided. After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to the Fund was fair and reasonable.

•
The Trustees considered the Advisor’s assertion that, through the Advisor’s commitment to use a unitary fee structure, economies of scale, if and when achieved, will be shared with the Fund. The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to the Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved by the Fund.

9

Defender Risk Adaptive 500 ETF
Additional Information
June 30, 2026 (Unaudited)(Continued)
•
The Trustees considered the expected profitability of the Advisor and Sub-Advisors from managing the Fund. In assessing the Advisor’s and each Sub-Advisor’s expected profitability, the Trustees reviewed the Advisor’s and each Sub-Advisor’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Advisor and Sub-Advisors from managing the Fund. The Trustees concluded that the Advisor’s and each Sub-Advisor’s expected profits from managing the Fund did not appear excessive and, after a review of the relevant financial information, the Advisor and Sub-Advisors appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

10

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	September 4, 2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	September 4, 2026